September 28, 2009


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


             Re: Claymore Securities Defined Portfolios, Series 610

                               File No. 333-160780

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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2 which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on September 24, 2009.


                                                       CLAYMORE SECURITIES, INC.


                                                          BY: /S/ KEVIN ROBINSON
                                                   -----------------------------
                                                       Senior Managing Director,
                                                   General Counsel and Secretary